Consolidated statement of cash flows - Adjustments (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Depreciation and amortization		€ 1,119	€ 1,014	€ 1,087
Share-based payments		337	241	202
Impairment charges		18	611	25
Restructuring charges		391	388	316
Gain on sale of businesses and associated companies		(23)	(286)	(19)
Gain on sale of property, plant and equipment		(22)	(94)	(143)
Financial income and expenses		(11)	(107)	220
Income tax expense		277	385	825
Other adjustments, net		(21)	5	46
Total	[1]	€ 2,065	€ 2,157	€ 2,559

[1]

(1) Adjustments
EURm	2025	2024	2023
Depreciation and amortization	1 119	1 014	1 087
Share-based payments	337	241	202
Impairment charges	18	611	25
Restructuring charges(1)	391	388	316
Gain on sale of businesses and associated companies	(23)	(286)	(19)
Gain on sale of property, plant and equipment	(22)	(94)	(143)
Financial income and expenses(2)	(11)	(107)	220
Income tax expense	277	385	825
Other adjustments, net(2)	(21)	5	46
Total	2 065	2 157	2 559
(1)Restructuring charges in adjustments represent the non-cash portion recognized in the consolidated income statement.
(2)In 2025, Nokia changed the presentation of gains and losses from venture fund investments which resulted in reclassifications in adjustments. The comparative amounts for 2024 and 2023 have been recast accordingly. For more information, refer to Note 1.2. General accounting policies.